Derivative instruments - Gas hedges (Details) - Natural gas swaps $ in Thousands, MMBTU in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) MMBTU	Dec. 31, 2021 USD ($)
Derivative Instruments
Derivative asset | $	$ 131,804	$ 63,994
Credit collateral posted | $	$ 30,400	$ 1,800
Notional volume of natural gas derivatives (in MMBTUs)	107.3
2023
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	32.1
2024
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	27.7
2025
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	23.3
2026
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	18.2
2027
Derivative Instruments
Notional volume of natural gas derivatives (in MMBTUs)	6.0